Net Loss Per Common Share - Schedule of Computation of Diluted Weighted Average Shares Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive common units outstanding	48,962,848	80,322,924
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive common units outstanding	414,566	1,622,840
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive common units outstanding	8,141,716	5,042,628
Public Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive common units outstanding		7,937,466
Private Placement Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive common units outstanding		5,566,666
Class V Voting Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive common units outstanding	28,819,066	48,565,824
Earnout Voting Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive common units outstanding	10,000,000	10,000,000
Sponsor Earn Out Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive common units outstanding	1,587,500	1,587,500